Related Party Transactions (Details) - USD ($)			1 Months Ended					3 Months Ended	8 Months Ended	9 Months Ended
	Feb. 23, 2021	Oct. 06, 2020	Jan. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Apr. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Forfeit of shares (in Shares)									1,125,000
Issued and outstanding ordinary shares percentage									20.00%
Shares issued price per share (in Dollars per share)								$ 10		$ 10
Liabilities, Average Amount Outstanding					$ 106,000
Sponsor loan amount					1,750,000				$ 1,750,000
Month for office space, administrative and shared personnel support services									$ 10,000
Office space and administrative fees								$ 30,000		$ 72,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description									The initial stockholders will agree, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares cancelled (in Shares)			5,750,000			5,750,000
Aggregate of Founder Shares outstanding (in Shares)			8,625,000	8,625,000
Issued and outstanding ordinary shares percentage	20.00%								20.00%
Shares outstanding (in Shares)	7,500,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate loan		$ 300,000
Sponsor loan amount					1,750,000			1,750,000	$ 1,750,000	$ 1,750,000
Working capital requirements									10,000	10,000
Expenses of IPO										300,000
Sponsor loan									0	911,000
Accounts payable outstanding					$ 106,000			$ 0	$ 106,000	$ 0
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued (in Shares)					700,000			700,000	700,000	700,000
Shares issued price per share (in Dollars per share)					$ 10			$ 10	$ 10	$ 10
Aggregate purchase price									$ 7,000,000	$ 7,000,000
Warrant expire term									5 years
Initial Pubic Offering [Member]
Related Party Transactions (Details) [Line Items]
Shares issued price per share (in Dollars per share)								$ 10		$ 10
Business combination gross proceeds								$ 10,500,000		$ 10,500,000
Business combination gross proceeds, percentage										3.50%
Amount outstanding								$ 151,000		$ 151,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Shares cancelled (in Shares)				5,750,000		5,750,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued (in Shares)							20,125,000
Common stock, par value (in Dollars per share)							$ 0.0001
Aggregate price							$ 25,000
Subject to forfeiture of shares (in Shares)	1,125,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)					0.0001			$ 0.0001	0.0001	$ 0.0001
Aggregate of Founder Shares outstanding (in Shares)								700,000		700,000
Shares issued price per share (in Dollars per share)					$ 11.5			$ 11.5	$ 11.5	$ 11.5